RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

On April 12, 2021, the SEC released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Staff Statement”). Specifically, the SEC Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing our warrants. Following the SEC Staff Statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the private warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the private warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

Balance Sheet as of
October 22, 2019	As Reported	Adjustment	As Restated

Warrant Liabilities	$—	$1,356,300	$1,356,300
Total Liabilities	82,127	1,356,300	1,438,427
Ordinary shares subject to redemption	133,895,920	(1,356,300)	132,539,620
Ordinary Shares	401	14	415
Additional paid-in capital	$5,052,511	$4,064	$5,056,575
Retained earnings (Accumulated deficit)	(52,908)	(4,078)	(56,986)
Total Shareholders’ Equity	$5,000,004	$—	$5,000,004

Number of shares subject to possible redemption	13,389,592	(135,630)	13,253,962

Balance Sheet as of
December 31, 2019	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$1,972,800	$1,972,800
Total Liabilities	65,716	1,972,800	2,038,516
Ordinary shares subject to redemption	134,190,490	(1,972,800)	132,217,690
Ordinary Shares	398	20	418
Additional paid-in capital	$4,757,944	$620,558)	$5,378,502
Retained earnings (Accumulated deficit)	$241,659	$(620,578)	$(378,919)
Total Shareholders’ Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	13,419,049	(197,280)	13,221,769

Statement of Operations for the
period from July 30, 2019 (inception) to December 31, 2019	As Reported	Adjustment	As Restated
Transaction costs allocable to warrant liabilities	$—	$(4,078)	$(4,078)
Change in fair value of warrant liabilities	—	(616,500)	(616,500)
Net income	$241,659	$(620,578)	$(378,919)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.05)	$(0.17)	$(0.22)

Statement of Cash Flows for the		Period
year ended December 31, 2019	As Reported	Adjustment	As Restated
Net income (loss)	$241,659	$(620,578)	$(378,919)
Change in fair value of warrant liabilities	$—	$616,500	$616,500
Transaction costs allocable to warrant liabilities	$—	$4,078	$4,078
Initial classification of warrant liabilities	$—	$1,356,300	$1,356,300
Initial classification of ordinary shares subject to possible redemption	$133,895,920	$(1,356,300)	$132,539,620
Change in value of ordinary shares subject to possible redemption	$294,570	$(616,500)	$(321,930)

Balance Sheet as of		Period
March 31, 2020 (unaudited)	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$1,027,500	$1,027,500
Total Liabilities	53,215	1,027,500	1,080,715
Ordinary shares subject to redemption	134,537,080	(1,027,500)	133,509,580
Ordinary Shares	395	10	405
Additional paid-in capital	$4,411,357	$(324,732)	$4,086,625
Retained earnings	$588,253	$324,722	$912,975
Total Shareholders’ Equity	$5,000,005	$—	$5,000,005

Number of shares subject to possible redemption	13,453,708	(102,750)	13,350,958

Balance Sheet as of		Period
June 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$2,383,800	$2,383,800
Total Liabilities	16,366	2,383,800	2,400,166
Ordinary shares subject to redemption	134,591,590	(2,383,800)	132,207,790
Ordinary Shares	394	24	418
Additional paid-in capital	$4,356,848	$1,031,554	$5,388,402
Retained earnings (Accumulated deficit)	$642,765	$(1,031,578)	$(388,813)
Total Shareholders’ Equity	$5,000,007	$—	$5,000,007

Number of shares subject to possible redemption	13,459,159	(238,380)	13,220,779

Balance Sheet as of		Period
September 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$2,548,200	$2,548,200
Total Liabilities	15,147	2,548,200	2,563,347
Ordinary shares subject to redemption	134,531,290	(2,548,200)	131,983,090
Ordinary Shares	395	25	420
Additional paid-in capital	$4,417,147	$1,195,953	$5,613,100
Retained earnings (Accumulated deficit)	$582,459	$(1,195,978)	$(613,519)
Total Shareholders’ Equity	$5,000,001	$0	$5,000,001

Number of shares subject to possible redemption	13,453,129	(254,820)	13,198,309

Balance Sheet as of		Period
December 31, 2020	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$3,452,400	$3,452,400
Total Liabilities	709,732	3,452,400	4,162,132
Ordinary shares subject to redemption	134,138,890	(3,452,400)	130,686,490
Ordinary Shares	399	34	433
Additional paid-in capital	$4,809,543	$2,100,144	$6,909,687
Retained earnings (Accumulated deficit)	$190,067	$(2,100,178)	$(1,910,111)
Total Shareholders’ Equity	$5,000,009	$—	$5,000,009

Number of shares subject to possible redemption	13,413,889	(345,240)	13,068,649

Statement of Operations for the		Period
three months ended March 31, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$945,300	$945,300
Net income	$346,594	$945,300	$1,291,894
Basic and diluted net loss per ordinary share, non-redeemable	$(0.06)	$0.27	$0.21

Statement of Operations for the		Period
six months ended June 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(411,000)	$(411,000)
Net income	$401,106	$(411,000)	$(9,894)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.08)	$(0.11)	$(0.19)

Statement of Operations for the		Period
three months ended June 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(1,356,300)	$(1,356,300)
Net income	$54,512	$(1,356,300)	$(1,301,788)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.02)	$(0.38)	$(0.40)

Statement of Operations for the		Period
nine months ended September 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(575,400)	$(575,400)
Net income (loss)	$340,800	$(575,400)	$(234,600)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.10)	$(0.16)	$(0.26)

Statement of Operations for the		Period
three months ended September 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(164,400)	$(164,400)
Net income (loss)	$(60,306)	$(164,400)	$(224,706)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.30)	$0.23	$(0.07)

Statement of Operations for the		Period
year ended December 31, 2020	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(1,479,600)	$(1,479,600)
Net income (loss)	$(51,592)	$(1,479,600)	$(1,531,192)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.22)	$(0.41)	$(0.63)

Statement of Cash Flows for the
period ended March 31, 2020 (unaudited)	As Reported	Period Adjustment	As Restated
Net income (loss)	$346,594	$945,300	$1,291,894
Change in fair value of warrant liabilities	$—	$(945,300)	$(945,300)
Change in value of ordinary shares subject to possible redemption	$346,590	$945,300	$1,291,890)

Statement of Cash Flows for the
period ended June 30, 2020 (unaudited)	As Reported	Period Adjustment	As Restated
Net income (loss)	$401,106	$(411,000)	$(9,894)
Change in fair value of warrant liabilities	$—	$411,000	$411,000
Change in value of ordinary shares subject to possible redemption	$401,100	$(411,000)	$(9,900)

Statement of Cash Flows for the
period ended September 30, 2020 (unaudited)	As Reported	Period Adjustment	As Restated
Net income (loss)	$340,800	$(575,400)	$(234,600)
Change in fair value of warrant liabilities	$—	$575,400	$575,400
Change in value of ordinary shares subject to possible redemption	$340,800	$(575,400)	$(234,600)

Statement of Cash Flows for the
year ended December 31, 2020	As Reported	Period Adjustment	As Restated
Net income (loss)	$(51,592)	$(1,479,600)	$(1,531,192)
Change in fair value of warrant liabilities	$—	$1,479,600	$1,479,600
Change in value of ordinary shares subject to possible redemption	$(51,600)	$(1,479,600)	$(1,531,200)